Income taxes (Details 2) $ in Thousands	Dec. 31, 2020 CAD ($)
CAD
Income Tax [Line Items]
Losses available for application in future years	$ 7,942
CAD | 2037
Income Tax [Line Items]
Losses available for application in future years	5,276
CAD | 2040
Income Tax [Line Items]
Losses available for application in future years	2,666
Barbados
Income Tax [Line Items]
Losses available for application in future years	8,446
Barbados | 2022
Income Tax [Line Items]
Losses available for application in future years	1,249
Barbados | 2028
Income Tax [Line Items]
Losses available for application in future years	2,355
Barbados | 2029
Income Tax [Line Items]
Losses available for application in future years	$ 4,842